Nature of operations	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Abstract]
Nature Of Operations [Text Block]

AngloGold Limited was formed in June 1998 with the consolidation of the gold mining interests of Anglo American plc. AngloGold Ashanti Limited, as the company exists today, was formed on April 26, 2004 following the business combination between AngloGold and Ashanti Goldfields Company Limited.

AngloGold Ashanti is a global gold mining company headquartered in Johannesburg, South Africa. AngloGold Ashanti's main product is gold. As part of extracting gold the Company also produces silver, uranium oxide and sulfuric acid as by-products. The Company sells its products on world markets.

AngloGold Ashanti conducts gold-mining operations in the following regions, which represent its business segments:

• South Africa (comprising the Vaal River and West Wits operations)

• Continental Africa (comprising Ghana, Guinea, Mali, Namibia and Tanzania operations)

• Australasia (comprising an Australian operation)

• Americas (comprising Argentina, Brazil and United States of America operations)

NATURE OF OPERATIONS